Prepayments and Other Assets - Schedule of Current and Non Current Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Current and Non Current Prepayments and Other Assets [Abstract]
Current	$ 4,574	$ 5,637
Non-current	43
Total of prepayments and other assets	$ 4,617	$ 5,637